Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Cost at beginning	$ 6,034	$ 5,566
Addition	0	0
Effect of exchange rate	253	468
Cost at end	6,287	6,034
Accumulated amortization at beginnng	(4,221)	(3,636)
Amortization	(285)	(269)
Effect of exchange rate	(181)	(316)
Accumulated amortization at end	(4,687)	(4,221)
Total	$ 1,600	$ 1,813	$ 1,930